Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets in Pension Plans with Projected or Accumulated Benefit Obligation in Excess of Plan Assets of NTT CDBP (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2015	Mar. 31, 2014
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	¥ 216,552	¥ 205,939
Fair value of plan assets	97,323	98,670
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	216,550	205,937
Fair value of plan assets	97,323	98,670
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	131,142	116,898
Fair value of plan assets	86,459	76,528
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	100,219	90,294
Fair value of plan assets	¥ 86,283	¥ 76,393